Submission	Jun. 12, 2026
Submission [Line Items]
Central Index Key	0001502377
Registrant Name	Contango Silver & Gold Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES